CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Allowance for doubtful accounts	$ 2,551		$ 2,379		$ 2,789
Ordinary shares, par value per share		0.1		0.1		0.1
Ordinary shares, shares authorized	900,000,000	900,000,000	900,000,000	900,000,000	900,000,000	900,000,000
Ordinary shares, shares issued	219,013,726	219,013,726	219,008,726	219,008,726	219,007,476	219,007,476
Ordinary shares, shares outstanding	218,978,199	218,978,199	218,973,199	218,973,199	218,971,949	218,971,949
Treasury stock, shares	35,527	35,527	35,527	35,527	35,527	35,527